Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments, deposits and other assets, net
	As of June 30,
	2022	2021
Prepaid expenses	$928,025	$1,559,176
Contract assets	1,461,411	513,199
Advances and deposits to suppliers	728,238	651,402
Deferred contract costs	714,127	376,138
Government subsidies	437,288	-
Note receivables	187,916	127,027
Advances to employees	6,865	13,755
Due from Infogain	-	185,906
Less: allowance for doubtful accounts	-	-
Total	4,463,870	3,426,603
Less: non-current portion	(248,456)	(896,145)
Prepayments, deposits and other assets – current portion	$4,215,414	$2,530,458

Schedule of allowance for doubtful accounts
	As of June 30,
	2022	2021
Balance at the beginning of the year	$-	$212,447
Provision (reversal) for doubtful accounts	-	-
Write-off	-	(230,032)
Foreign currency translation adjustment	-	17,585
Balance at the end of the year	$-	$-